Segment and geographic information (Tables)	12 Months Ended
Jun. 30, 2022
Segment and geographic information
Schedule of reportable segments

	June 30, 2020
(in € thousands)	Online	Retail Store	Segments total	Reconciliation(1)	IFRS consolidated
Net Sales	437,448	12,039	449,487	—	449,487
Segment EBITDA	32,361	1,947	34,308	(5,513)	28,795
Depreciation and amortization					(7,885)
Finance income (costs), net					(11,119)
Income tax expense					(3,441)
Net income					6,350
(1)

Reconciliation relates to corporate administrative expenses, which have not been allocated to the online operations or the retail stores, including €5,206 thousand related to initial public offering (“IPO”) preparation and transaction costs and share-based compensation of €65 thousand during the year ended June 30, 2020.

	June 30, 2021
(in € thousands)	Online	Retail Store	Segments total	Reconciliation(1)	IFRS consolidated
Net Sales	602,871	9,225	612,096	—	612,096
Segment EBITDA	65,357	1,670	67,027	(90,956)	(23,929)
Depreciation and amortization					(8,232)
Finance income (costs), net					15,091
Income tax expense					(15,534)
Net income					(32,604)
(1)	Reconciliation relates to corporate administrative expenses, which have not been allocated to the online operations or the retail stores, including €6,984 thousand related to IPO preparation and transaction costs and IPO related share-based compensation of €71,889 thousand during the year ended June 30, 2021.

	June 30, 2022
(in € thousands)	Online	Retail Store	Segments total	Reconciliation(1)	IFRS consolidated
Net Sales	674,484	15,266	689,750	—	689,750
Segment EBITDA	81,159	4,229	85,387	(71,465)	13,922
Depreciation and amortization					(9,088)
Finance income (costs), net					(998)
Income tax expense					(11,734)
Net income					(7,898)
(1)

Reconciliation relates to corporate administrative expenses of €19,023 thousand, which have not been allocated to the online operations or the retail stores, as well as €2,493 thousand related to Other transaction-related, certain legal and other expenses and IPO related share-based compensation of €49,919 thousand during the year ended June 30, 2022.